STATEMENTS OF CASH FLOWS (USD $)	1 Months Ended	12 Months Ended	13 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
OPERATING ACTIVITIES
NET LOSS	$ (153)	$ (37,573)	$ (37,726)
Increase in accounts payable and accrued liabilities		200	200
NET CASH USED IN OPERATING ACTIVITIES	(153)	(37,373)	(37,526)
FINANCING ACTIVITIES
Proceeds from sale of common stock	15,600	25,000	40,600
NET CASH PROVIDED BY FINANCING ACTIVITIES	15,600	25,000	40,600
NET INCREASE ( DECREASE) IN CASH	15,447	(12,373)	3,074
CASH, BEGINNING OF PERIOD		15,447
CASH, END OF PERIOD	15,447	3,074	3,074
Interest
Income taxes